Accounts receivable	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable

Note 8.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivable	5,380	2,463
Allowance for credit losses	(114)	(64)
Accounts receivable from other related parties	178	171
Accounts receivable from shareholders	-	-
Accounts receivable from underwriters, promoters, and employees	-	-
Other accounts receivable	27	3
Total accounts receivable, net of allowance for credit losses	5,471	2,573

As at December 31, 2023 and 2022, accounts receivable from other related parties consisted of a receivable from OISTE in relation to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE (see Note 36).